ORACLE MUTUAL FUND Prospectus January 3, 2010 Class A Shares (Symbol: N/A) Class I Shares (Symbol: N/A)
Investment Objective
The investment objective of the Oracle Mutual Fund (the “Fund”) is long-term capital appreciation while secondarily striving for income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Sales Charge on Class A Shares” beginning on page 12 of the Prospectus and under “Purchase and Redemption of Fund Shares – Sales Charge on Class A Shares” in the Fund’s SAI on page 26.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oracle Mutual Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or the redemption proceeds on shares redeemed within 12 months of purchase)	0.50%	none
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oracle Mutual Fund		Class A	Class I
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees	[1]	none	none
Other Expenses	[2]	0.60%	0.60%
Total Annual Fund Operating Expenses		1.35%	1.35%
Fee Waiver / Expense Reimbursement	[3]	(0.35%)	(0.60%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement		1.00%	0.75%
[1]	The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through December 31, 2011.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund's total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.00% relative to Class A, and 0.75% relative to Class I of the Fund's average daily net assets. The contractual agreement is in place through December 31, 2011, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within three years after the date the expense was incurred, so long as the reimbursement does not cause the Fund's operating expenses to exceed the applicable expense cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Oracle Mutual Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	622	898
Class I	77	368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies

To achieve its investment objective, the Fund will invest primarily in US and foreign equity securities, including both common and preferred stocks, and shares of other investment companies and exchange traded funds (“ETFs”) that invest in equity securities.  The Fund may invest up to 50% of its net assets in options for hedging purposes and income generation through covered calls.  The Fund may invest in companies of any size.  The Fund may invest up to 25% of its net assets in U.S. Government or U.S. agency obligations.  Additionally, the Fund may have up to 75% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging equity markets.

The Fund may invest up to 25% of its net assets in debt securities of varying maturities including debt securities that fall below investment grade debt (securities rated below BBB by Standard & Poor’s Ratings Services (“S&P”) or below Baa by Moody’s Investors Service, Inc. (“Moody’s”)) — commonly referred to as “junk bonds” or “high yield bonds.”

The Adviser selects investments for the Fund using a quantitative screening process which screens on a daily basis a wide universe of equity and debt securities that are subject to strict growth and valuation criteria  which are proprietary in measurement.  Securities in the Fund’s portfolio are weighted according to the Adviser’s projected return expectations.  The Adviser’s disciplined investment process seeks to yield a portfolio that is amply diversified across a wide spectrum of sectors.  In general, the Adviser may sell an investment when it reaches its target price, when the position grows too large, when the company's financial position or outlook deteriorates, when an anticipated business catalyst for the investment does not materialize as expected, or to make room in the Fund for a more attractive investment.

Principal Risks

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·                     Management Risk.  Risk that the Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·                     General Market Risk.  Risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

·                     Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·                     Shares of Other Investment Companies and ETFs Risk.  You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.  Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.

·                     Convertible Securities Risk.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

·                     Mid-Cap Company Risk.  The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

·                     Small-and Micro-Cap Company Risk.  The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations.  These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

·                     Foreign Securities and Emerging Markets Risks.  Investing in foreign securities includes risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·                     Debt Securities Risks.  Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund.  Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

·                     Junk Bonds Risk.  Investments in junk bonds involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than other types of debt securities.

·                     U.S. Government and U.S. Agency Obligations Risk.  The risk that there can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

·                     Options Risk.  Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an option may not correlate perfectly to the underlying security or securities index or overall securities markets.

·                     Tax Risk.  Certain of the Fund’s investment strategies involving transactions in options  may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund, which may result in adverse tax consequences for the Fund’s shareholders.

Past Performance

Performance information is not available at this time because the Fund has not commenced operations as of the date of this Prospectus.  In the future the Fund will include a bar chart and table which will include such information that will provide some indication of the risks of investing in the Fund by showing the variability of performance and by comparing the Fund's performance with those of the S&P 500.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund’s website at www.oraclemutualfund.com or by calling the Fund toll-free at 1-800-494-2755.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 14, 2011
Registrant Name	dei_EntityRegistrantName	Oracle Family of Funds
Central Index Key	dei_EntityCentralIndexKey	0001493620
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Apr 14, 2011
Oracle Mutual Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ORACLE MUTUAL FUND Prospectus January 3, 2010 Class A Shares (Symbol: N/A) Class I Shares (Symbol: N/A)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Oracle Mutual Fund (the “Fund”) is long-term capital appreciation while secondarily striving for income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Sales Charge on Class A Shares” beginning on page 12 of the Prospectus and under “Purchase and Redemption of Fund Shares – Sales Charge on Class A Shares” in the Fund’s SAI on page 26.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund will invest primarily in US and foreign equity securities, including both common and preferred stocks, and shares of other investment companies and exchange traded funds (“ETFs”) that invest in equity securities.  The Fund may invest up to 50% of its net assets in options for hedging purposes and income generation through covered calls.  The Fund may invest in companies of any size.  The Fund may invest up to 25% of its net assets in U.S. Government or U.S. agency obligations.  Additionally, the Fund may have up to 75% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging equity markets.

The Fund may invest up to 25% of its net assets in debt securities of varying maturities including debt securities that fall below investment grade debt (securities rated below BBB by Standard & Poor’s Ratings Services (“S&P”) or below Baa by Moody’s Investors Service, Inc. (“Moody’s”)) — commonly referred to as “junk bonds” or “high yield bonds.”

The Adviser selects investments for the Fund using a quantitative screening process which screens on a daily basis a wide universe of equity and debt securities that are subject to strict growth and valuation criteria  which are proprietary in measurement.  Securities in the Fund’s portfolio are weighted according to the Adviser’s projected return expectations.  The Adviser’s disciplined investment process seeks to yield a portfolio that is amply diversified across a wide spectrum of sectors.  In general, the Adviser may sell an investment when it reaches its target price, when the position grows too large, when the company's financial position or outlook deteriorates, when an anticipated business catalyst for the investment does not materialize as expected, or to make room in the Fund for a more attractive investment.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·                     Management Risk.  Risk that the Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·                     General Market Risk.  Risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

·                     Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·                     Shares of Other Investment Companies and ETFs Risk.  You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.  Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.

·                     Convertible Securities Risk.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

·                     Mid-Cap Company Risk.  The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

·                     Small-and Micro-Cap Company Risk.  The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations.  These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

·                     Foreign Securities and Emerging Markets Risks.  Investing in foreign securities includes risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·                     Debt Securities Risks.  Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund.  Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

·                     Junk Bonds Risk.  Investments in junk bonds involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than other types of debt securities.

·                     U.S. Government and U.S. Agency Obligations Risk.  The risk that there can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

·                     Options Risk.  Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an option may not correlate perfectly to the underlying security or securities index or overall securities markets.

·                     Tax Risk.  Certain of the Fund’s investment strategies involving transactions in options  may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund, which may result in adverse tax consequences for the Fund’s shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available at this time because the Fund has not commenced operations as of the date of this Prospectus.  In the future the Fund will include a bar chart and table which will include such information that will provide some indication of the risks of investing in the Fund by showing the variability of performance and by comparing the Fund's performance with those of the S&P 500.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund’s website at www.oraclemutualfund.com or by calling the Fund toll-free at 1-800-494-2755.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-494-2755
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.oraclemutualfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Oracle Mutual Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or the redemption proceeds on shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less){neg}	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	622
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	898
Oracle Mutual Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or the redemption proceeds on shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less){neg}	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund's total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.00% relative to Class A, and 0.75% relative to Class I of the Fund's average daily net assets. The contractual agreement is in place through December 31, 2011, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within three years after the date the expense was incurred, so long as the reimbursement does not cause the Fund's operating expenses to exceed the applicable expense cap.
[3]	The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through December 31, 2011.